Reconciliations of Liabilities Arising from Financing Activities - Schedule of Reconciliations of Liabilities Arising from Financing Activities (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	RM 2,177,939	RM 886,093
Principal	42,385	90,804
Interest charges	(42,385)	(90,804)
Interest paid	1,351,739	2,177,939
Proceeds from borrowings	(826,200)	(545,986)
At end of year	1,837,832	2,177,939
Bank borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	322,599
Principal	10,060	13,954
Interest charges	(10,060)	(13,954)
Interest paid	215,359	322,599
Proceeds from borrowings	(107,240)	(120,575)
At end of year	443,174	322,599
Lease liabilities [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	1,255,340	886,093
Principal	32,413	30,288
Interest charges	(32,413)	(30,288)
Interest paid	536,380	1,255,340
Proceeds from borrowings	(718,960)	(375,712)
At end of year	744,959	1,255,340
Other borrowings [Member]
Schedule of Reconciliations of Liabilities Arising from Financing Activities [Line Items]
At beginning of year	600,000
Principal		46,562
Interest charges		(46,562)
Interest paid	600,000	600,000
Proceeds from borrowings		(49,699)
At end of year	RM 649,699	RM 600,000